Mineral Rights (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Mineral Rights [Line Items]
Carrying value of the mineral rights	$ 32,086,000	$ 32,086,000
Amortization amount
Purchase Agreement [Member]
Mineral Rights [Line Items]
Carrying value of the mineral rights	$ 30,100,000
Maximum [Member]
Mineral Rights [Line Items]
Carrying value of the mineral rights		$ 1,986,000